Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Abbott Labs 	     Common    002824100    248547   3794610  SH	  Sole
Accenture Ltd	     Common    G1151C101    219082   3294471  SH	  Sole
Allergan	     Common    018490102    253289   2761250  SH          Sole
Apple Inc            Common    037833100    356351    669618  SH          Sole
CH Robinson Inc	     Common    12541W209    121268   1918183  SH	  Sole
Cognizant Tech Sol   Common    192446102    317262   4294290  SH          Sole
Factset Res	     Common    303075105    182118   2068116  SH          Sole
Google		     Common    38259P508    302682    427891  SH          Sole
Intuit Inc	     Common    461202103    229790   3863314  SH          Sole
Intuitive Surgical   Common    46120E602    229358    467725  SH          Sole
Microsoft Corp       Common    594918104    224289   8397178  SH          Sole
Nike Inc Cl B        Common    654106103    237684   4606275  SH          Sole
Oracle Corp	     Common    68389X105    222805   6686833  SH          Sole
Qualcomm Inc         Common    747525103    294388   4758942  SH	  Sole
Starbucks Corp       Common    855244109    260798   4862911  SH          Sole
T Rowe Price Grp Inc Common    74144T108    270657   4156274  SH          Sole
Varian Medical Sys   Common    92220P105    213839   3044406  SH	  Sole
W.W. Granger Inc     Common    384802104     84722    418647  SH          Sole